Subsequent Events (Narrative) (Details) - Subsequent Event [Member] - Particle [Member] - Loan Granted to Related Party in January 2017 [Member] ¥ in Millions	1 Months Ended
Jan. 31, 2017 CNY (¥)
Subsequent Event [Line Items]
Unsecured loans granted to Particle	¥ 74.0
Interest rate of short-term unsecured loans	9.00%
Maturity of short-term unsecured loans	12 months